Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies [Abstract]
Schedule of Useful Lives of Property Plant and Equipment

Depreciation is calculated using the straight-line method to allocate the cost of the assets, net of their residual values, over their estimated useful lives, as follows:

–	Electronic equipment	5 years
–	Office equipment	3 years

Schedule of Intangible Assets with Indefinite Useful Life	The Group amortizes intangible assets with a finite useful life, using the straight-line method, over the following period:
–	Computer software	5 years